Stock-Based Compensation (Details) - Schedule Of Calculate The Fair Value Of Stock-based Compensation - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum	60.00%	52.60%
Expected volatility, Maximum	78.50%	56.70%
Risk-free interest rate, Minimum	3.40%	0.80%
Risk-free interest rate, Maximum	4.80%	1.30%
Expected dividends	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	7 years 6 months	6 years 1 month 6 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	1 year	5 years